Supplemental Financial Information (Schedule Of Interest And Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplemental Financial Information [Abstract]
Interest, net of amounts capitalized	$ 0.1	$ 0.1	$ 0.5
Income taxes	$ 171.6	$ 152.9	$ 327.7